John Hancock
Global Shareholder Yield Fund
Quarterly portfolio holdings 6/30/2020

Fund’s investments
As of 6-30-20 (unaudited)
	Shares	Value
Common stocks 97.5%		$1,547,977,585
(Cost $1,366,284,805)
Australia 0.5%		8,343,837
Macquarie Group, Ltd.	100,538	8,343,837
Canada 5.6%		88,871,101
BCE, Inc. (A)	471,453	19,662,396
Fortis, Inc.	311,840	11,859,384
Nutrien, Ltd.	366,370	11,760,477
Restaurant Brands International, Inc. (A)	159,187	8,696,386
Rogers Communications, Inc., Class B	222,662	8,946,827
Royal Bank of Canada	180,061	12,216,720
TELUS Corp. (A)	937,794	15,728,911
Denmark 0.7%		10,805,403
Novo Nordisk A/S, B Shares	165,860	10,805,403
France 6.1%		96,528,150
AXA SA	652,082	13,721,653
Cie Generale des Etablissements Michelin SCA (A)	131,211	13,676,463
Danone SA	180,629	12,537,975
Orange SA	685,027	8,191,492
Sanofi	205,621	20,970,092
SCOR SE (B)	329,449	9,098,770
TOTAL SA (A)	475,429	18,331,705
Germany 6.1%		97,428,104
Allianz SE	120,419	24,606,598
BASF SE	270,943	15,218,616
Deutsche Post AG	428,284	15,726,462
Deutsche Telekom AG	570,288	9,568,953
Muenchener Rueckversicherungs-Gesellschaft AG	77,250	20,115,420
Siemens AG	103,378	12,192,055
Italy 3.2%		51,045,035
Assicurazioni Generali SpA	746,941	11,346,185
Snam SpA (A)	4,888,348	23,831,335
Terna Rete Elettrica Nazionale SpA	2,300,466	15,867,515
Japan 2.4%		37,517,925
Takeda Pharmaceutical Company, Ltd.	728,700	26,180,710
Tokio Marine Holdings, Inc.	259,000	11,337,215
Norway 0.6%		9,490,170
Orkla ASA	1,080,935	9,490,170
Singapore 0.6%		9,228,688
Singapore Exchange, Ltd.	1,533,600	9,228,688
South Korea 1.1%		17,306,684
Samsung Electronics Company, Ltd., GDR (C)	15,831	17,306,684
Sweden 0.6%		9,772,423
Atlas Copco AB, A Shares (A)	229,478	9,772,423
Switzerland 3.7%		58,710,124
Nestle SA	157,908	17,507,359
Novartis AG (A)	242,542	21,130,518
Roche Holding AG	57,937	20,072,247
2	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan 1.2%		$19,799,219
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	348,762	19,799,219
United Kingdom 7.7%		122,763,193
AstraZeneca PLC, ADR	311,840	16,493,218
BAE Systems PLC	2,776,463	16,601,699
British American Tobacco PLC	466,909	17,907,215
British American Tobacco PLC, ADR (A)	167,564	6,504,834
Coca-Cola European Partners PLC	229,478	8,665,089
GlaxoSmithKline PLC	916,778	18,518,572
National Grid PLC	1,314,957	16,042,944
Unilever PLC	408,403	22,029,622
United States 57.4%		910,367,529
AbbVie, Inc.	256,175	25,151,262
Altria Group, Inc.	502,126	19,708,446
Ameren Corp. (A)	237,560	16,714,722
American Electric Power Company, Inc.	177,789	14,159,116
American Tower Corp.	33,512	8,664,192
Amgen, Inc.	62,481	14,736,769
Analog Devices, Inc.	72,927	8,943,767
Apple, Inc.	44,522	16,241,626
AT&T, Inc.	690,707	20,880,067
BlackRock, Inc.	20,448	11,125,552
Broadcom, Inc.	37,489	11,831,903
Chevron Corp.	116,443	10,390,209
Cisco Systems, Inc.	461,229	21,511,721
CME Group, Inc.	43,169	7,016,689
Comcast Corp., Class A (A)	234,590	9,144,318
Dominion Energy, Inc.	258,447	20,980,727
Dow, Inc.	209,598	8,543,214
Duke Energy Corp.	231,750	18,514,508
Eaton Corp. PLC	215,278	18,832,519
Emerson Electric Company	211,870	13,142,296
Entergy Corp.	172,676	16,198,736
Enterprise Products Partners LP	735,013	13,355,186
Exxon Mobil Corp.	218,118	9,754,237
FirstEnergy Corp.	361,258	14,009,585
Hanesbrands, Inc. (A)	658,898	7,438,958
IBM Corp.	177,221	21,402,980
Intel Corp.	236,294	14,137,470
Iron Mountain, Inc.	713,562	18,623,968
Johnson & Johnson	132,347	18,611,959
JPMorgan Chase & Co.	89,178	8,388,083
Kimberly-Clark Corp.	140,588	19,872,114
KLA Corp.	142,572	27,727,403
Las Vegas Sands Corp.	234,022	10,657,362
Lazard, Ltd., Class A	301,616	8,635,266
Leggett & Platt, Inc.	225,502	7,926,395
Lockheed Martin Corp.	35,217	12,851,388
LyondellBasell Industries NV, Class A	155,068	10,191,069
Magellan Midstream Partners LP	274,919	11,868,253
Maxim Integrated Products, Inc.	188,013	11,395,468
McDonald's Corp.	40,897	7,544,270
Merck & Company, Inc.	272,079	21,039,869
MetLife, Inc.	372,050	13,587,266
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	3

	Shares	Value
United States (continued)
Microsoft Corp.	173,812	$35,372,480
People's United Financial, Inc.	806,583	9,332,165
PepsiCo, Inc.	122,691	16,227,112
Pfizer, Inc.	625,385	20,450,090
Philip Morris International, Inc.	289,120	20,255,747
Phillips 66	153,364	11,026,872
PPL Corp.	332,289	8,586,348
Target Corp.	110,763	13,283,807
Texas Instruments, Inc.	153,364	19,472,627
The Coca-Cola Company	232,886	10,405,346
The Home Depot, Inc.	42,033	10,529,687
The PNC Financial Services Group, Inc.	63,617	6,693,145
The Procter & Gamble Company	102,810	12,292,992
Truist Financial Corp.	281,736	10,579,187
United Parcel Service, Inc., Class B	88,610	9,851,660
UnitedHealth Group, Inc.	38,057	11,224,912
Vail Resorts, Inc.	49,417	9,001,307
Verizon Communications, Inc.	586,192	32,316,765
Watsco, Inc. (A)	65,321	11,607,542
WEC Energy Group, Inc.	190,967	16,738,258
Welltower, Inc.	264,127	13,668,572

	Yield (%)	Shares	Value
Short-term investments 4.0%			$63,267,957
(Cost $63,225,044)
Short-term funds 4.0%			63,267,957
John Hancock Collateral Trust (D)	0.2429(E)	6,319,655	63,267,957

Total investments (Cost $1,429,509,849) 101.5%	$1,611,245,542
Other assets and liabilities, net (1.5%)	(24,433,698)
Total net assets 100.0%	$1,586,811,844

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	All or a portion of this security is on loan as of 6-30-20. The value of securities on loan amounted to $60,723,891.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 6-30-20.
4	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

The fund had the following sector composition as a percentage of net assets on 6-30-20:
Health care	15.5%
Information technology	14.1%
Financials	12.3%
Utilities	12.2%
Consumer staples	12.2%
Communication services	7.8%
Industrials	7.6%
Consumer discretionary	5.8%
Energy	4.7%
Materials	2.7%
Real estate	2.6%
Short-term investments and other	2.5%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	5

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of June 30, 2020, by major security category or type:
	Total value at 6-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$8,343,837	—	$8,343,837	—
Canada	88,871,101	$88,871,101	—	—
Denmark	10,805,403	—	10,805,403	—
France	96,528,150	—	96,528,150	—
Germany	97,428,104	—	97,428,104	—
Italy	51,045,035	—	51,045,035	—
Japan	37,517,925	—	37,517,925	—
Norway	9,490,170	—	9,490,170	—
Singapore	9,228,688	—	9,228,688	—
South Korea	17,306,684	—	17,306,684	—
Sweden	9,772,423	—	9,772,423	—
Switzerland	58,710,124	—	58,710,124	—
Taiwan	19,799,219	19,799,219	—	—
United Kingdom	122,763,193	31,663,141	91,100,052	—
United States	910,367,529	910,367,529	—	—
Short-term investments	63,267,957	63,267,957	—	—
Total investments in securities	$1,611,245,542	$1,113,968,947	$497,276,595	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	6,319,655	$31,461,673	$274,765,642	$(243,019,179)	$9,013	$50,808	$129,970	—	$63,267,957
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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